GSMBS 2024-RPL2 - ABS15G

Exhibit 99(1)(s)(4)

LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an inquiry about a corporate advance. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Bankruptcy - Delinquent under Plan [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower filed Chapter XX bankruptcy on XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding billing statement. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Payment was returned NSF on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to get confirmation numbers for prior payments. Servicer advised can provide payment history but not confirmation numbers for each payment. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payments. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX XXX funds were received in the amount of $X.XX to reinstate loan. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is in active bankruptcy and is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[3] Loan has evidence of title issue(s).

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed repayment plan and borrower stated that they can afford the payments. Borrower noted reason for default as death of family member. Comment on XX/XX/XXXX reflects the plan being countered due to maximum allowable workout offered. On XX/XX/XXXX, the borrower stated that they just went back to work after losing parent. Borrower did not know if they could do a repayment plan. On XX/XX/XXXX, the borrower discussed repayment plan and was discussed again on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of modification denial and discussed repayment plan and reinstatement. On XX/XX/XXXX, the borrower discussed payment and requested bank statements. On XX/XX/XXXX, the borrower stated that they sent in a wire payment in the amount of $X.XX. Advised the borrower that funds may be rejected since there is no active workout on the account. Advised the borrower of reinstatement amount. On XX/XX/XXXX, the borrower discussed payment and deferment. Advised borrower of documents needed.  On XX/XX/XXXX, the borrower advised that they will make a payment by the end of the week. On XX/XX/XXXX, the borrower made a payment and noted reason for default as curtailment of income. On XX/XX/XXXX, the borrower discussed loan and deferment. Deferment was processed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comment on XX/XX/XXXX reflects a senior deed of trust in the amount of $X.XX recorded on XX/XX/XXXX. Curative action was to obtain a release or satisfaction of lien. Estimated time frame for resolution is three to six months. No evidence of resolution.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment and declined workout options. Borrower called XX/XX/XXXX to make payment and declined workout options. Borrower called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payments on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/25/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated payment was made online earlier on XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/11/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower requested payment assistance due to illness. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to report an insurance claim for XXX damage. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX were regarding the insurance claim. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the XXX on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX for assistance options on account. Stated he is divorced and no longer lives in home; ex-spouse does. Authorized third party called regarding documents needed for deferral review. Servicer advised deferral is not an option as property is not owner occupied. Borrower called XX/XX/XXXX for options on account. RFD cited as excessive obligations. Borrower called XX/XX/XXXX for account options. Borrower called XX/XX/XXXX to make payment on account. Borrower stated does not live in property; ex-spouse resides in home. Borrower called XX/XX/XXXX to make payment. Servicer advised cannot accept XX payment as account is due for XX payments. Borrower called XX/XX/XXXX and gave third party authorization on call. Authorized third party discussed modification options on account. Servicer advised of documents needed for review. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of new claim for XXX damage. Damage occurred on XX/XX/XXXX. Borrower also noted claim check in the amount of $X.XX. Advised the borrower of needing check and adjuster's report. On XX/XX/XXXX, claim amount was flagged for stamp and go endorsement. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/16/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called for assistance options on account. Borrower has also applied for state assistance.  RFD cited as curtailment of income. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding XXX assistance applications and appeals. Borrower declined liquidation options; would like to retain property. On XX/XX/XXXX borrower stated her mother was originally on deed and has passed away. On XX/XX/XXXX servicer called and advised of foreclosure status. Borrower stated is looking for employment and is still working with XXX. On XX/XX/XXXX borrower stated is still working with XXX for assistance. On XX/XX/XXXX borrower stated XXX has been approved and funds will be sent XX/XX/XXXX. XXX funds received XX/XX/XXXX and loan was reinstated. XXX is making monthly payments. On XX/XX/XXXX borrower stated XXX is approved for payments through XX/XXXX. Borrower called XX/XX/XXXX regarding payments. Borrower called XX/XX/XXXX regarding letter for death certificate. Servicer advised to disregard letter. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/28/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower discussed loss mitigation and that an application was submitted. Reason for default was noted as personal illness. On XX/XX/XXXX, authorized third party was advised of modification and repayment plan. Authorized third party stated that they will send in documents for modification since the down payment on repayment plan was too high. They also advised that they will try to bring the loan current as well. Reinstatement quote was sent to the borrower on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of documents needed to submit for income review. Borrower discussed repayment plan but was advised that the plan was no longer available. On XX/XX/XXXX, authorized third party inquired on modification status and was advised of missing documents. They stated that the documents were sent the day before yesterday. Loan modification was denied on XX/XX/XXXX due to debt to income numbers. On XX/XX/XXXX, the borrower was advised of modification denial and denial letter. Discussed reinstatement and upcoming foreclosure sale on XX/XX/XXXX. Late on the same day, authorized third party called and was advised that the reinstatement wires were received and to allow time for payments to post. Advised them that foreclosure has been made aware and the loan will not go to foreclosure sale. There was no further contact with the borrower. Loan is XX days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX

[3] Deceased Borrower(s) - No Death Certificate Received

[2] Current Status - Delinquent

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party wanted to make a payment. Advised them that the minimum payment that could be made is for XX months. Discussed foreclosure and provided information requested. On XX/XX/XXXX, discussed repayment plan and reason for default was noted as medical expenses. Repayment plan was denied on XX/XX/XXXX. File was referred for foreclosure on XX/XX/XXXX. On XX/XX/XXXX, authorized third party discussed the repayment plan denial. They advised that they would make the reinstatement payment by XX/XX/XXXX. Foreclosure hold was noted on XX/XX/XXXX for probate. Reinstatement quote was requested on XX/XX/XXXX. On XX/XX/XXXX, the reinstatement wire was sent in the amount of $X.XX. On XX/XX/XXXX, Authorized third party was advised of loan being current and confirmed  that the foreclosure will be dismissed. Foreclosure file was closed on XX/XX/XXXX. On XX/XX/XXXX, authorized third party requested the payment to be cancelled and will make another payment. There was no further contact with the borrower. Loan is XX days delinquent and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  Prior chapter XX bankruptcy with case number XXX was dismissed on XX/XX/XXXX, Prior chapter XX bankruptcy with case number XXX was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XX - No evidence of repair [2] Current Status - Delinquent [2] Occupancy - Tenant Occupied	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called on XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX regarding payments; accidentally made XX payments and one will be returned. On XX/XX/XXXX borrower made payment. On XX/XX/XXXX borrower called to get copy of mortgage. On XX/XX/XXXX borrower called to get copy of note. Borrower called XX/XX/XXXX to make payment; stated property is tenant occupied. On XX/XX/XXXX borrower called for assistance options on account. RFD cited as XXX damage to property and renters not paying. No evidence claim was filed for damages or that repairs were completed. Borrower called XX/XX/XXXX and XX/XX/XXXX for repayment plan information. Borrower called XX/XX/XXXX and stated will start making payments in XXX. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. On XX/XX/XXXX borrower stated tenants are still not paying and will try and reinstate account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX regarding payment increase. Servicer went over escrow shortage. There was no further contact with borrower. loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to property noted on XX/XX/XXXX. No evidence claim filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on if the reinstatement would take the property out of foreclosure. Reinstatement quote was requested. On XX/XX/XXXX, the borrower was advised that the reinstatement letter was sent out. Borrower requested information to send out the wire. On XX/XX/XXXX, the borrower inquired on if the reinstatement was received and was advised that the amount due is now $0.00. Advised the borrower that their next statement will reflect the current status. On XX/XX/XXXX, the borrower was advised that the loan was no longer in risk of foreclosure. On XX/XX/XXXX, the borrower was advised that the foreclosure was removed and loan was reinstated. On XX/XX/XXXX, the borrower inquired on letter being received and was advised that nothing has changed on the loan. On XX/XX/XXXX, response to dispute was sent and indexed. On XX/XX/XXXX, the borrower inquired on foreclosure letter received and was advised of loan being current. On XX/XX/XXXX, the borrower stated that they received another letter in regards to foreclosure and wanted to make sure that it wasn't fraud. Advised the borrower that no notice was sent to them. On XX/XX/XXXX, the borrower advised of a claim check and wanted to have funds endorsed to them. Borrower was transferred to loss draft department. On XX/XX/XXXX, the borrower inquired on how to take taxes off of escrow and was advised to submit a written request. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  XXX damage was noted with a date of loss of XX/XX/XXXX. Claim check was received in the amount of $X.XX on XX/XX/XXXX with claim number XXX. Adjuster's report was received on XX/XX/XXXX. Per comment on XX/XX/XXXX, pending contractor's proposal. No evidence of damage being resolved.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/18/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called to have escrow account removed; stated would like to pay own taxes. Servicer advised of lender placed insurance on account. Borrower called XX/XX/XXXX to XX/XX/XXXX and requested escrow account be removed. Servicer advised to send in written request. Borrower called XX/XX/XXXX for escrow update. Servicer advised that escrow account is part of prior modification requirement on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Credit dispute noted on XX/XX/XXXX. Borrower disputed credit reporting. Servicer reviewed transaction history and updated transaction history. Issue is resolved. Borrower called XX/XX/XXXX to make payment on account and stated will bring account current by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower confirmed payment due date and grace period. On XX/XX/XXXX, borrower advised that they would make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired about fees on the account and was advised of the fees being related to bankruptcy. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower confirmed mailing and property addresses. On XX/XX/XXXX, the borrower inquired on why they kept getting letters on overdue payment and advised that they will pay the fees off little by little. On XX/XX/XXXX, the borrower advised that they would make a payment by XXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower inquired on amount due on the account. On XX/XX/XXXX, the borrower inquired on why they received the call. On XX/XX/XXXX, the borrower inquired on call received and was advised that it could have been a reminder call. On XX/XX/XXXX, the borrower inquired on payment that they sent on XX/XX/XXXX and was advised of it not being received. On XX/XX/XXXX, the borrower cancelled check that they sent earlier in the month. On XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower requested refund of escrow due to the tax exemption status. Advised the borrower that refunds for the years of XXX and earlier would need to be done through the county. Borrower also requested an escrow analysis. On XX/XX/XXXX, the borrower inquired on refund and was advised of surplus disbursement in the amount of $X.XX. On XX/XX/XXXX, the borrower was advised that the surplus check was sent on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on payment and was advised of no payment received. On XX/XX/XXXX, the borrower discussed issues with regular payments and payment address. On XX/XX/XXXX, the borrower inquired on fees and was advised of being from prior servicer. On XX/XX/XXXX, the borrower was advised that XXX payment was not received and made XX payments in the amount of $X.XX for XXX and XXX. On XX/XX/XXXX, the borrower want to speak to someone in regards to tax exemption and was advised to call the tax department in the morning. On XX/XX/XXXX, the borrower inquired on refund and was advised of no refund to disburse. On XX/XX/XXXX, the borrower inquired on fees and was advised of the fees being from prior servicer relating to bankruptcy. On XX/XX/XXXX, the borrower inquired on surplus and was advised that they already received the check and for older amounts, they would need to contact their county office. On XX/XX/XXXX, the borrower was advised that the escrow surpluses were sent on XX/XX/XXXX and XX/XX/XXXX and that they could send in a request if they wanted to. On XX/XX/XXXX, the borrower inquired on if any money was owed to them from tax exemption and was advised of no refund available. Borrower inquired on $X.XX and advised that it wasn't related to taxes and were fees from prior servicer. On XX/XX/XXXX, the borrower inquired on fees and was advised that the fees were applied. Request was made to have the amount applied to the payment made on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on taxes. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower requested refund from taxes paid in XXX. Borrower was advised to contact county on the issue. On XX/XX/XXXX, the borrower called in regards to taxes from XXX. Follow-up calls about taxes continued until XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/24/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they were working with state assistance but they halted on the program. Advised the borrower to submit any e-mails to related to the state assistance. Borrower also discussed foreclosure. On XX/XX/XXXX, the borrower discussed state assistance and advised that they wanted them to refile for state assistance. Borrower stated that they will see about casing out some of the annuity from the insurance policy to bring the loan out of foreclosure. On XX/XX/XXXX, the borrower was advised of loan being in foreclosure. Borrower stated that they have not received an update from state assistance. On XX/XX/XXXX, the borrower inquired about 1098 and reset of website. On XX/XX/XXXX, the borrower discussed COVID modification and was advised that the COVID modification is no longer offered. Borrower also noted about state assistance program. On XX/XX/XXXX, the borrower stated that they are not able to reinstate. Borrower stated that they were interested in a modification and will resend documents. On XX/XX/XXXX, the borrower advised in process of state assistance and discussed loss mitigation options. Borrower stated that they would return the documents. On XX/XX/XXXX, the borrower discussed pending state assistance and foreclosure sale date. Reason for default was noted as illness and was resolved. State assistance funds were received on XX/XX/XXXX in the amount of $X.XX. Foreclosure was closed on XX/XX/XXXX. There was no further contact with the borrower. loan is XX days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower made payment on account. On XX/XX/XXXX borrower called to make payment on account. Borrower called XX/XX/XXXX to make payment and discuss late fees on account. Borrower called XX/XX/XXXX to see if scheduled payment could be cancelled. Servicer advised to late to stop payment. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to pay remainder of XXX payment. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to schedule next XX payments. There was no contact with borrower from XX/XX/XXXX-XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called XX/XX/XXXX to confirm grace period on account. Servicer advised there is 16 day grace period. Borrower called XX/XX/XXXX to confirm payment posted for XXX payment. Borrower called XX/XX/XXXX and stated payment was mailed XX/XX/XXXX. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX and stated payment was mailed XX/XX/XXXX and XXX payment will be sent by XX/XX/XXXX. RFD cited as home had XXX damage and insurance company would not pay for repairs. No evidence repairs are completed. Borrower called XX/XX/XXXX and stated payment was mailed XX/XX/XXXX. Servicer offered phone payments for future as there is no charge to call in payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for XXX damages noted on XX/XX/XXXX. Borrower stated claim was denied and insurance company would not pay for repairs. No evidence repairs are completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/21/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed refinance and was transferred to the refinance department. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. XXX damage was noted with a date of loss of XX/XX/XXXX. On XX/XX/XXXX, the borrower want to know how to get a check endorsed and was transferred to loss draft department. Claim check was noted on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on claim check. Claim check was submitted for stamp & go endorsement on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/12/2024
XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. XXX damage was noted with a date of loss of XX/XX/XXXX. Claim check was noted on XX/XX/XXXX in the amount of $X.XX with claim number XXX. On XX/XX/XXXX, the borrower inquired on claim status. Borrower advised that the check was sent on the XXth. On XX/XX/XXXX, the claim check was mailed out on XX/XX/XXXX and was stamp and go endorsed. On XX/XX/XXXX, the borrower requested 1098 form for XXX and XXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were 2 attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to report an insurance claim and obtain the address to send the check for endorsement. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, the borrower reported an insurance claim. The date of loss was not provided. Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for unknown damage to the property. The claim was classified as Stamp & Go and the check was endorsed and released to the borrower on XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to advise that there was a XXX and the repairs are in process. The borrower promised to continue to make the payments. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower called in to report a XXX and advise that repairs are in process. No further details were provided and there is no evidence of an insurance claim or completed repairs.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The maturity date of the loan was extended to XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: No borrower contact noted. The loan is performing as of the review date.	01/31/2024	01/19/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX Damage, on XX/XX/XXXX. As of XX/XX/XXXX, all funds ($X.XX) have been release and a stamp and go approval was cleared.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.	01/31/2024	01/18/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in to report an insurance claim. On XX/XX/XXXX, the borrower called in to inquire about changing the payment due date. Contact with the borrower on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding the insurance claim. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. An additional $X.XX was received on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower needed assistance with their online account. On XX/XX/XXXX, the borrower had a bankruptcy related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to check on an insurance claim check. Contact on XX/XX/XXXX and XX/XX/XXXX were regarding the insurance claim. The repairs were 100% completed per the inspection report received on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to stop the ACH payment for XX/XX/XXXX. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to report a new insurance claim for fire damage to the property.  The borrower made payments on XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property. The date of loss was not provided. The claim was classified as Stamp & Go and the funds were released to the borrower on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry and initiated a payment dispute. On XX/XX/XXXX, the borrower called in to follow up on their payment dispute. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/27/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Occupancy - Tenant Occupied	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment by phone. There was no further contact noted. The loan is XX days delinquent with no loss mitigation programs in place.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower promised to make a payment. On XX/XX/XXXX, the borrower reported a new insurance claim for unknown damage to the property.  On XX/XX/XXXX, the borrower called in to follow up on the insurance claim. The borrower was transferred to the claim department and call details were not provided. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  An insurance claim was placed on XX/XX/XXXX for unknown damage to the property. The date of loss was not provided. No further details were provided and there is no evidence of an insurance funds received or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to report a new insurance claim for wind damage to the property.  On XX/XX/XXXX, the borrower requested loss mitigation assistance. The borrower made a payment by phone on XX/XX/XXXX. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding the insurance claim. On XX/XX/XXXX, the borrower called in to schedule reinstatement. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX and $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. An additional amount of $X.XX was received on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled several payments. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations and made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft related inquiry. On XX/XX/XXXX, the borrower had a loss draft related inquiry. On XX/XX/XXXX, the borrower had a loss draft related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a loss draft related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a loss draft related inquiry. On XX/XX/XXXX, the borrower had a loss draft related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed on XX/XX/XXXX, due to XXX damage, As of XX/XX/XXXX, all funds have been disbursed and a Stamp and Go approval has been approved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed due to XXX damage. As of XX/XX/XXXX, all funds have been release and a stamp and go approval was issued.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/21/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for a payment history. On XX/XX/XXXX, the borrower called in for status of the request. On XX/XX/XXXX, the borrower called in about a fee and made the payment. On XX/XX/XXXX, the borrower called in to report an insurance claim for vandalism to the property. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. The claim was classified as Stamp & Go and the funds were released to the borrower. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/24/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A loss draft claim was filed, due to unspecified damages. As of XX/XX/XXXX, all funds have been disbursed and a Stamp and Go was approved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: A loss draft claim was filed, due to unspecified damages. As of XX/XX/XXXX, all funds have been disbursed and a Stamp and Go was approved.	01/31/2024	01/21/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to bring the account current and cited plumbing issues as the reason for default. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to verify that the payment was received via mail. There was no further contact with the borrower. The loan is currently XX days delinquent.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/21/2024
XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a inquiry about their insurance refund check. On XX/XX/XXXX, the borrower had an inquiry about their insurance refund check. On XX/XX/XXXX, the borrower had a hazard related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an inquiry about their lender placed insurance. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/24/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested a payoff quote. On XX/XX/XXXX, the borrower asked for the last 10 statements to be emailed. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding an insurance claim for XXX. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. A draw in the amount of $X.XX was released to the borrower on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that the repairs are complete and requested the final inspection. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/24/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated they had property damage due to a XXX and they needed to file a loss draft claim. On XX/XX/XXXX, the borrower had an inquiry about their loss draft claim. On XX/XX/XXXX, the borrower stated they were not yet ready for a property inspection. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The subject property was damaged by a XXX on XX/XX/XXXX. As of XX/XX/XXXX, the claim remains open pending a final inspection. The status of the repairs is unknown.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was 1 attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the 1098 form. On XX/XX/XXXX, the borrower called in to place a flood zone dispute. On XX/XX/XXXX, the borrower was advised that the flood insurance is still required, and the flood zone is unchanged. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/16/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower asked about changing their due date. The borrower made payments on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about a wind damage claim. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding the insurance claim. XXXX% inspection received as of XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to make the payment online. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated there was a flood in the subject property. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower requested a payment deferment. On XX/XX/XXXX, the borrower stated their financial situation has been resolved. There was no further contact noted. The loan is performing as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated there was a XXX in the subject property. There is no evidence of a loss draft claim being filed or the repairs being completed. As of the review date, the status of the XXX damage is unknown,  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower needed their password reset. On XX/XX/XXXX, the borrower inquired about their escrow shortage. On XX/XX/XXXX, the borrower stated the subject property was damaged by flooding/water. There was no further contact noted. The loan is current and performing. As of the review date, there is not active loss draft claim on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments, dated XX/XX/XXXX, reflects the subject property was damaged by XXX. As of the review date, there is no indication that a loss draft claim has been filed or that the repairs have been completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: The comments do not indicate any bankruptcy case details.	01/31/2024	01/16/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that property repairs are delayed because they need more insurance funds released. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated they weren’t ready for an inspection yet. On XX/XX/XXXX, the borrower stated they weren’t ready for an inspection yet. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. There was no further contact noted. The loan is performing and in an active Chapter XX bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage that occurred to the property on XX/XX/XXXX. As of the review date, the claim remains open pending completion of the repairs. The status of the repairs is unknown.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower stated the subject property’s roof was torn off during XXX and the property was XXX. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower called in to file a loss draft claim. On XX/XX/XXXX, the borrower called to discuss their loss mitigation options and stated they were occupying the property. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower stated that the funds that XXX provided were enough to clean up the residence but not cover the XXX and XXX damages. On XX/XX/XXXX, the borrower made a payment and inquired about loss mitigation options. On XX/XX/XXXX, the borrower requested a forbearance plan. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about a returned payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a payment and stated their XXX and XXX damage was unresolved. On XX/XX/XXXX, the borrower had an inquiry about their lender placed insurance. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower promised to bring their account current. On XX/XX/XXXX, the borrower inquired about loan modifications. On XX/XX/XXXX, the borrower inquired about a payment deferral. On XX/XX/XXXX, the borrower inquired about repayment plans. On XX/XX/XXXX, the borrower promised to reinstate the loan. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated their XXX was still XXX. On XX/XX/XXXX, the borrower requested the Servicer’s wiring instructions. On XX/XX/XXXX, the borrower requested an escrow analysis. As of the review date, the loan is current. There is no indication the property damages are repaired.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The subject property's XXX was XXX and the residence sustained XXX damage during XXX, on XX/XX/XXXX. As of the review date, there is an active loss draft claim on file. The completion status of the repairs is unknown. On XX/XX/XXXX, the borrower stated the XXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about their payment being returned. On XX/XX/XXXX, the borrower rescheduled a payment. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower stated they had a death in the family and stated they would be submitting a loss mitigation package. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the Servicer reminded the borrower about their missing documentation. On XX/XX/XXXX, the borrower had payment related inquiry. On XX/XX/XXXX, the borrower inquired about their modification application. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower called in to reschedule their payment date. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower inquired about their payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower declined loss mitigation options. On XX/XX/XXXX, the borrower rescheduled a payment. On XX/XX/XXXX, the borrower stated they just started a new job. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about workout options. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower stated the subject property’s XXX is XXX and they were experiencing excessive obligations. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower rescheduled their last payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower inquired about late fees. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower requested a payment deferral. On XX/XX/XXXX, the borrower called in to discuss payment deferrals. On XX/XX/XXXX, the borrower inquired about hardship applications. On XX/XX/XXXX, the borrower inquired about a letter they received. On XX/XX/XXXX, the borrower inquired about their deferral. On XX/XX/XXXX, the borrower requested a password reset. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower set up payments. On XX/XX/XXXX, the borrower needed assistance accessing their online account. On XX/XX/XXXX, the borrower inquired about their tax bill. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower inquired about NSF Fees. On XX/XX/XXXX, the borrower stated they were having banking issues. On XX/XX/XXXX, the borrower inquired about their escrow shortage. On XX/XX/XXXX, the borrower inquired about their insurance check endorsement. On XX/XX/XXXX, the borrower inquired about the endorsement process. On XX/XX/XXXX, the borrower inquired about the endorsement process. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called in to discuss their claim check. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. The loan is XX days delinquent as of the review date. The loss draft claim remains open.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated the XXX is XXX. As of XX/XX/XXXX, all loss draft funds have been disbursed and a stamp and go approval was issued.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired about a payment deferment. On XX/XX/XXXX, the borrower requested a loss mitigation package. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower requested a payment deferment. On XX/XX/XXXX, the borrower stated they were experiencing a curtailment of income and requested loss mitigation assistance. On XX/XX/XXXX, the borrower stated they were working with XXX. On XX/XX/XXXX, the borrower stated they were waiting for approval from XXX. On XX/XX/XXXX, the borrower stated they were waiting for approval from XXX. On XX/XX/XXXX, had an account related inquiry. On XX/XX/XXXX, had an account related inquiry. On XX/XX/XXXX, the borrower stated they were still working with XXX. On XX/XX/XXXX, the borrower stated they had the funds required to reinstate the account. There was no further contact noted. The loan is performing as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/17/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments reflect the subject property was damaged by XXX, during XXX, on XX/XX/XXXX. A loss draft claim was filed on XX/XX/XXXX. As of the review date, the loss draft claim remains open. The status of the property's repairs is unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: No borrower contact noted. The account is in active Bankruptcy.	01/31/2024	01/18/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were able to resume their payments. On XX/XX/XXXX, the borrower scheduled XX payments. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower requested a 1098 statement. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower needed assistance getting their online password reset. There was no further contact noted. The loan is current as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. The most recent comment, dated XX/XX/XXXX reflects that a loss draft payment, in the amount of $X.XX, was issued. There is no indication that the repairs were completed as of the review date.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/16/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called in to file a loss draft claim due to XXX damage. On XX/XX/XXXX, the borrower stated their reason for default was resolved and scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. As of the review date, the loan is XX days delinquent with no loss mitigation in place. The status of the loss draft claim is unknown.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, on XX/XX/XXXX, to XXX damage. As of the review day, the status of the repairs and the loss draft claim are unknown.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing. A loss draft claim was filed, prior to the start of the review period, for unspecified damages. The status of the loss draft claim is unknown as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, reflect that an insurance claim was filed, due to unspecified damages. As of the review date, the status of the necessary repairs and the loss draft claim are unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower requested the Servicer’s wiring instructions. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, stated they were experiencing a curtailment of income and made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no further contact noted. As of the review date, the loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/16/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about a repayment plan. On XX/XX/XXXX, the borrower requested a 1098 statement. On XX/XX/XXXX, the borrower inquired about a repayment plan. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called in to reschedule their payment. On XX/XX/XXXX, the borrower had a billing statement inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were approved for the XXX program. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/20/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were in the hospital and inquired about loss mitigation programs. On XX/XX/XXXX, the borrower inquired about loss mitigation documents. On XX/XX/XXXX, the borrower inquired about loss mitigation documents. On XX/XX/XXXX, the borrower inquired about retention plans. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower inquired about loss mitigation documents. On XX/XX/XXXX, the borrower inquired about loss mitigation documents. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower stated they needed insurance funds to pay their XXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower stated they were faxing over documents. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower inquired about reinstating the account. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower promised to call back. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated they were back to work and working fixing the property damages. On XX/XX/XXXX, the borrower stated the property would have a XXX by XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current as of the review date. The status of the loss draft claim is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. Comments, dated XX/XX/XXXX, the borrower stated they were looking for new contractors and the XXX will be replaced by XX/XX/XXXX. As of the review date, the status of the loss draft claim and the repairs is unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested a password reset. On XX/XX/XXXX, the borrower inquired about their modification application. On XX/XX/XXXX, the borrower called in to go over loss mitigation documents. On XX/XX/XXXX, the borrower called in to discuss missing documents. On XX/XX/XXXX, the borrower inquired about the retention status. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower inquired about retention options. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a modification related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about their modification. There was no further contact noted. The loan is XX days delinquent with no loss mitigation plans in place.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower promised to send in documents. On XX/XX/XXXX, the borrower promised to submit bank statements. On XX/XX/XXXX, the borrower requested document assistance. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they were working with the XXX program. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated they were working with the XXX program. On XX/XX/XXXX, the borrower stated they were working with the XXX program. On XX/XX/XXXX, the borrower stated they were working with the XXX program. On XX/XX/XXXX, the borrower requested of copy of the mod. On XX/XX/XXXX, the borrower stated they were working with the XXX program. On XX/XX/XXXX, the borrower inquired about the amount due. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated they were working with the XXX program. On XX/XX/XXXX, the borrower stated they have been approved for the XXX program. On XX/XX/XXXX, the borrower scheduled a payment. The loan is current as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated they had a XXX in the property the prior year and they've been working on the repairs. There is no indication that a loss draft claim was filed or that the repairs have been completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/22/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Property is located in a XXX disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact noted. As of the review date, the loan is XX days delinquent with no loss mitigation in place.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/05/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding new insurance policy. Borrower called XX/XX/XXXX regarding insurance refund check. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Credit dispute received XX/XX/XXXX.Servicer reviewed transaction history and updated transaction history. Issue is resolved.  Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to speak with the loss draft department. Phone calls on XX/XX/XXXX and XX/XX/XXXX were also regarding the insurance claim placed for XXX damage to the property. On XX/XX/XXXX, the borrower called in to place a credit reporting dispute and was unhappy when told that the research could take up to 60 days to complete. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower reported XXX damage in the XXX and XXX affecting the XXX, XXX, XXX and XXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment and confirm account due date. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/02/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on why payment increased and was advised of escrow shortage. Provided borrower with new monthly payment. On XX/XX/XXXX, the borrower inquired on loss draft claim funds in the amount of $X.XX. Advised the borrower of the loan being service transferred and a request was made to have the funds transferred from hazard loss back to claims. On XX/XX/XXXX, the borrower inquired on tax disbursement information and discussed billing statement. Borrower stated that the sewer taxes should have only been paid once a year and was paid twice. Research request was made. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Claim was filed in the amount of $X.XX. Damaged areas included XXX and XXX. Comment on XX/XX/XXXX indicated no claim documents were uploaded. Comment on XX/XX/XXXX indicated $X.XX claim is held in a separate account. No evidence of damage being resolved.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: No evidence of discharged bankruptcy in collection comments provided.	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called to report new damage claim for flood damage to basement, date of loss XX/XX/XXXX. Claim is non-monitored. Claim funds in the amount of $X.XX and $X.XX received on XX/XX/XXXX. Claim funds released to borrower XX/XX/XXXX and claim is closed. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make sure the account was not behind. The borrower advised that they are experiencing a curtailment of income. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/10/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower stated property has minor damage from disaster. No evidence claim was filed or damages repaired. On XX/XX/XXXX borrower called to make payment and for assistance with online account. Borrower stated ex-spouse filed bankruptcy. Servicer advised to contact bankruptcy attorney for reaffirmation options. Borrower called XX/XX/XXXX and stated bankruptcy was dismissed and requested bankruptcy status be removed from account. On XX/XX/XXXX borrower stated there was no damage from disaster and will make payment by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Borrower called XX/XX/XXXX and reported minor damage to home from disaster. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested to be reviewed for a repayment plan. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount. There was no further contact with the borrower noted. As of the review date, the loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional Bankruptcy case details provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/02/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower needed assistance accessing their online account. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower inquired how they could submit a copy of their quit claim deed. On XX/XX/XXXX, the borrower called in to follow up on their quit claim deed. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: The comments reflect no evidence of bankruptcy activity.	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called to make payment and stated will make another payment by XX/XX/XXXX.  RFD cited as excessive obligations. Servicer offered workout options and borrower declined. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. Servicer offered workout options and borrower declined. Borrower called XX/XX/XXXX to make payment. Servicer offered workout options and borrower declined. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an inquiry about their XXX loan. On XX/XX/XXXX, the borrower had an inquiry about their lender placed insurance. On XX/XX/XXXX, the borrower stated they were trying to file an insurance claim; there is no property damage noted, the borrower stated they were upset they were unable to get a copy of their lender placed insurance declaration page. The borrower also believed they had $X.XX in escrow, but the Servicer informed them that they were referring to their equity amount, not their escrow balance. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. The welcome call was completed with the borrower. On XX/XX/XXXX, the borrower asked about ACH information. On XX/XX/XXXX, the borrower called in to report a new insurance claim for wind damage to the property on XX/XX/XXXX. Phone calls on XX/XX/XXXX was also regarding the insurance claim. On XX/XX/XXXX, the borrower called in to ask why the ACH payment was not processed yet. On XX/XX/XXXX, the borrower called in to make a principal only payment. The borrower called in about payments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The account is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. The claim was classified as non-monitored and the check was endorsed and released to the borrower on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was 1 attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to make a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in to report a new insurance claim for XXX damage to the property on XX/XX/XXXX. Phone calls on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were also regarding the insurance claim. The borrower called in to make a payment on XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Insurance funds in the amount of $X.XX were received XX/XX/XXXX on for XXX damage to the property on XX/XX/XXXX. The check was endorsed and released to the borrower on XX/XX/XXXX and the claim is non-monitored. Comments on XX/XX/XXXX indicate that $X.XX was previously received for the same claim. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/02/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment online. On XX/XX/XXXX borrower stated will make payment on XX/XX/XXXX. RFD cited as death of family member. On XX/XX/XXXX borrower called and requested copy of 1098 tax statement for XXX and XXX. Servicer advised tax statement for XXX has already been mailed. On XX/XX/XXXX borrower disputed credit reporting. Servicer updated payment history and issue is resolved. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account and requested escrow analysis. Borrower called XX/XX/XXXX to get insurance information. Borrower requested deferral of payment due to excessive obligations; had car repairs. Borrower called XX/XX/XXXX and requested escrow analysis. Borrower called XX/XX/XXXX to make payment. Servicer advised of new payment increase due to escrow increase. Servicer discussed spreading escrow shortage over XXXX months to reduce payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to XX/XX/XXXX to report and discuss damage claim for XXX, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX. Claim is non-monitored. Claim check had to be re-issued and claim was closed on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower’s authorized third party had a payment related inquiry. On XX/XX/XXXX, the borrower inquired about reducing their tax payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a modification inquiry. On XX/XX/XXXX, the borrower inquired about lowering their monthly payments. On XX/XX/XXXX, the borrower initiated a payment dispute. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made another promise to pay. There was no further contact noted. As of the review date, the loan is XX days delinquent with no loss mitigation plans in place.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  No additional Bankruptcy case details provided.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of new claim filed for XXX damage that occurred on XX/XX/XXXX. Borrower noted damage to XXX. Borrower was transferred to the loss draft department to discuss loss draft information. On XX/XX/XXXX, the borrower was advised of monitor process on claim and to submit the claim check and adjuster's worksheet. On XX/XX/XXXX, the borrower noted that they have the claim check and wanted to speak with the claims department. Claim check in the amount of $X.XX was received on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to make a payment arrangement and was advised by prior servicer not to make a payment until the loan was transferred over. Advised the borrower of workout options. Borrower scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower inquired on claim check and was advised of being on hold. On XX/XX/XXXX, the borrower was advised of needing adjuster's worksheet and attestation report in order to release funds. Borrower stated that they sent the worksheet and borrower was provided direction on how to e-sign the report on the website. On XX/XX/XXXX, the borrower inquired on fax number to send the attestation to. On XX/XX/XXXX, the borrower was advised of attestation not being received yet. Borrower also advised that they would make a payment in the amount of $X.XX by end of month. Later that day, the letter of request and attestation were received. On XX/XX/XXXX, the borrower was advised of first draw in the amount of $X.XX was sent on XX/XX/XXXX and to ignore the letter that they received. On XX/XX/XXXX, the borrower scheduled XX payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they never received confirmation e-mail for the XX payments scheduled and verified the payments with the borrower. On XX/XX/XXXX, the borrower stated that the contractor fell ill and that repairs are still in process. On XX/XX/XXXX, the borrower inquired on payments and was advised of pending payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on payments and was advised of pending payment for XX/XX/XXXX and loan being due for XX/XX/XXXX. On XX/XX/XXXX, the borrower adjusted the payment scheduled for XX/XX/XXXX to be scheduled for XX/XX/XXXX instead. On XX/XX/XXXX, the borrower, along with insurance company, wanted to confirm insurance information and updated policy information. Borrower also discussed payment change due to escrow shortage. On XX/XX/XXXX, the borrower advised of name change request and was advised of marriage certificate and copy of driver's license being received along with the request. On XX/XX/XXXX, the borrower discussed claim and advised that repairs are still in progress. Borrower also discussed name change request and was advised to resent information. On XX/XX/XXXX, the borrower was advised of last name change request being completed. On XX/XX/XXXX, the borrower discussed claim and requested 100% inspection. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Borrower reported a new claim on XX/XX/XXXX in the amount of $X.XX. Comment on XX/XX/XXXX indicated damage to XXX, XXX and XXX. Claim check in the amount of $X.XX was received on XX/XX/XXXX. First draw in the amount of $X.XX was mailed on XX/XX/XXXX. Per comment on XX/XX/XXXX, repairs are still in process. XXXX% inspection request was received on XX/XX/XXXX.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[3] Occupancy - Vacant

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[2] Current Status - Delinquent

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. One of the borrowers is deceased. Borrower called XX/XX/XXXX for reinstatement amount. RFD cited as illness of borrower. Servicer offered workout options. Borrower called XX/XX/XXXX and requested reinstatement amount. Servicer advised of foreclosure status. Property reported vacant on XX/XX/XXXX. Borrower called XX/XX/XXXX and requested copy of 1098 tax form. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. loan is XX days delinquent.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/05/2024
XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding lender placed insurance letter and made payment on account. Borrower also disputed credit reporting; stated that credit score dropped when loan transferred to new servicer. Servicer researched credit reporting and no derogatory months were reported. Issue is resolved. Servicer called XX/XX/XXXX to discuss dispute. Servicer advised no derogatory reporting and  to check credit bureau in XXX to verify score. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/07/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower XX/XX/XXXX to XX/XX/XXXX. Claim filed for unspecified damages, date of loss XX/XX/XXXX. XXX damage and XXX damage noted on XX/XX/XXXX. Claim is monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX. Funds released to borrower on XX/XX/XXXX in the amount of $X.XX.  No evidence of final inspection to verify repairs are completed. Borrower called XX/XX/XXXX regarding insurance claim; asked if additional funds would be sent. Servicer advised all funds are released and to contact insurance company. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages, date of loss XX/XX/XXXX. XXX damage and XXX damage noted on XX/XX/XXXX. Claim is monitored. Claim funds received XX/XX/XXXX in the amount of $X.XX. Funds released to borrower on XX/XX/XXXX in the amount of $X.XX. Borrower called XX/XX/XXXX to see if additional claim funds were received. Servicer advised no additional claim funds in account. No evidence of final inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower provided authorization for their daughter and discussed payments made on XX/XXXX and XX/XX/XXXX. Advised them of the escrow change and new payment amount. On XX/XX/XXXX, the borrower advised that the sent XXX payment on XX/XX/XXXX to the prior servicer. Advised the borrower that it would take some time for the payment to be sent to the new servicer. Borrower noted reason for default as servicing problems. On XX/XX/XXXX, authorized third party discussed payment and was advised that the payment was refunded. Authorized third party stated that they would send in a new payment. Reason for default was noted as payment dispute. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XXXX to XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower confirmed the property has no damage. On XX/XX/XXXX, the borrower scheduled a payment by phone. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to report insurance claim for XXX damage, date of loss XX/XX/XXXX. Servicer advised of documents needed and claim process. Borrower called XX/XX/XXXX to check claim status. Initial amount of claim was $X.XX. Claim funds remaining in restricted escrow total $X.XX. Claim is classified as monitored. Borrower called XX/XX/XXXX for final disbursement check. Servicer advised to send in final inspection.  Borrower called XX/XX/XXXX to discuss next claim steps. Final draw sent to borrower in the amount of $X.XX on XX/XX/XXXX. Insurance claim note on XX/XX/XXXX states that all claim funds are released but required final inspection is not in file. Follow up letter to borrower was sent XX/XX/XXXX; claim remains open. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  insurance claim filed for XXX damage, date of loss XX/XX/XXXX. Initial amount of claim was $X.XX. Claim is classified as monitored. Final draw sent to borrower in the amount of $X.XX on XX/XX/XXXX. Insurance claim note on XX/XX/XXXX states that all claim funds are released but required final inspection is not in file. Follow up letter to borrower was sent XX/XX/XXXX; claim remains open.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding escrow shortage. Servicer went over hazard and tax payments. There is open hazard damage claim for unspecified damage, date of loss XX/XX/XXXX.Claim classified as monitored. Claim re-classified as enhanced endorse and release on XX/XX/XXXX. No evidence of final inspection to verify repairs are complete. No evidence claim is closed. Borrower called XX/XX/XXXX and requested payoff on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim for unspecified damage, date of loss XX/XX/XXXX.Claim classified as monitored. Unable to verify claim amount or status of claim funds. Claim re-classified as enhanced endorse and release on XX/XX/XXXX. No evidence of final inspection to verify repairs are complete. No evidence claim is closed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/03/2024
XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [3] Property Damage - XXX - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XXXX, the borrower had an inquiry about their loan’s deferred balance. On XX/XX/XXXX, the borrower called in to inquire about the status of their loss draft claim. On XX/XX/XXXX, the borrower had a service transfer inquiry. There was no further contact with the borrower noted. As of the review date, the loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, on XX/XX/XXXX, due to XXX damage: a XXX destroyed the property's XXX and XXX damage occurred on the first floor. The borrower was approved to self-repair the property. The last inspection taken, on XX/XX/XXXX, reflect that repairs are 47% completed. As of the review date, the status of the repairs is unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower inquired about a loan modification. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, had a payment related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower inquired about repayment plans. On XX/XX/XXXX, the borrower stated they were working with XXX to reinstate the loan. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated they were still waiting on XXX. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, stated they mailed a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower stated they made a wire transfer. On XX/XX/XXXX, the borrower made a payment related inquiry. On XX/XX/XXXX, the borrower made a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a question about a late fee on their account. There was no further contact noted. The loan is performing as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/10/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled XX payments. On XX/XX/XXXX, the borrower called in to make sure the final report had been received by the Servicer. On XX/XX/XXXX, the borrower inquired about their final loss draft funds. On XX/XX/XXXX, the borrower inquired about their final loss draft funds. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a question about their loss draft funds. On XX/XX/XXXX, the borrower had a account related inquiry. On XX/XX/XXXX, the borrower had a question about their loss draft funds. On XX/XX/XXXX, the borrower had a question about their loss draft funds. On XX/XX/XXXX, the borrower had a loss draft inquiry. On XX/XX/XXXX, the borrower had a question about their loss draft funds. On XX/XX/XXXX, the borrower had a question about their loss draft funds. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower needed assistance accessing their online account. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is performing as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: A loss draft claim was filed, due to XXX damage. As of XX/XX/XXXX, all repairs are 100% completed.	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] RFD - Borrower Illness [3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about a returned payment. On XX/XX/XXXX, the borrower stated the subject property had damages, including a XXX and a XXX. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a payment inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a payment. There was no further contact noted. The loan is XX days delinquent as of the review date with no loss mitigation plans in place. The property’s damages are unresolved.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated the subject property had damages, including a XXX and a XXX. There is no indication that a loss draft claim was filed or that the repairs were completed as of the review date,  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about the Servicer’s mailing address. On XX/XX/XXXX, the borrower inquired about their escrow analysis. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment by phone. On XX/XX/XXXX, the borrower had an account inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested a 1098 statement. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current as of the review date.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	12/12/2023
XXXX	XXXX	XXXX	3	[3] Occupancy - Vacant [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, property damage, due to neglect was discovered du to XXX, XXX damage on the XXX, and XXX damage. On XX/XX/XXXX, the borrower stated their reason for default was due to illness. On XX/XX/XXXX, the borrower requested the reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower inquired about wiring instructions. On XX/XX/XXXX, the borrower called with an account related inquiry. A loss draft claim due to XXX was approved on XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated they planned to maintain the exterior and interior. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower updated their mailing address. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments, dated XX/XX/XXXX, reflects the subject property had damages, including a XXX and XXX damage. There is no indication that a loss draft claim was filed or the repairs were completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested an escrow analysis. On XX/XX/XXXX, the borrower inquired about their escrow shortage. On XX/XX/XXXX, the borrower needed assistance accessing their online account. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/02/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower confirmed the property was not impacted by the hurricane. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/09/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. This property was located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX; no evidence of damages. Borrower called XX/XX/XXXX and updated email address. Borrower called XX/XX/XXXX to confirm payment was received. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to get reinstatement quote. On XX/XX/XXXX borrower called regarding reinstatement funds. Servicer advised funds were returned as they were not certified funds. Contact with borrower from XX/XX/XXXX was regarding reinstatement funds. Borrower called XX/XX/XXXX regarding returned funds on account; stated he is wiring certified funds for reinstatement. Contact from  XX/XX/XXXX to XX/XX/XXXX was regarding application and return of funds. Borrower disputed return of reinstatement and subsequent payments. Issue was resolved and payments applied to account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Occupancy - Non Owner Occupied [2] Property is located in a XXX disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is XX days delinquent with no loss mitigation plans in place.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX Disaster Area (XXX) on XX/XX/XXXX, due to XXX. There is no evidence of property damage.	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed payments and advised that they would call back later to make a payment. Bankruptcy was discharged on XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/02/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: There has been no contact with borrower and borrower did not respond to 6 contact attempts from servicer. Credit dispute was received XX/XX/XXXX. Servicer reviewed transaction history and updated transaction history. Issue is resolved. Loan has been performing for the duration of the review.	01/31/2024	01/11/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to discuss the account status. On XX/XX/XXXX, the borrower called in to see if the payment was received. On XX/XX/XXXX, the borrower called in for a password reset. On XX/XX/XXXX, the borrower called in about refinancing the account. On XX/XX/XXXX, the borrower called in about removing someone from the property and asked about a quit claim deed. On XX/XX/XXXX, the borrower again called in about removing a name from the loan and was advised that this can only happen through refinance. The borrower wanted to dispute this. On XX/XX/XXXX, the borrower called in for a password reset. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower inquired about the mailing address for the insurance claim department. On XX/XX/XXXX, the borrower called to speak with the insurance department. On XX/XX/XXXX, the borrower inquired about their insurance check tracking number. On XX/XX/XXXX, the borrower made a payment and requested a payoff statement. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower requested a payoff statement and stated the property is listed for sale. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. As of the review date, the loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments, dated XX/XX/XXXX, reflect evidence of an active loss draft claim. The comments did not provide any details about the property damage or the status of the repairs. As of the review date, the stated of the loss draft claim is unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to verify the new payment amount. On XX/XX/XXXX, the borrower called in about a letter that was received stating that Lender placed insurance was added to the account. On XX/XX/XXXX, the borrower called in about their insurance company. On XX/XX/XXXX, the borrower called in about the payment increase. On XX/XX/XXXX, the borrower called in about the escrow shortage. The borrower called on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX regarding the insurance policy. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX. XXX declared on XX/XX/XXXX.	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated they’d been approved for XXX funds. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated their payment is in the mail. On XX/XX/XXXX, the borrower requested a billing statement. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower inquired about life insurance. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  No additional BK case details provided.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about an insurance claim check for unknown damage that needs to be endorsed. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is TBD.  The borrower called in to report that they have an insurance claim check that needs to be endorsed. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were experience excessive obligations. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower stated that the subject property was damaged by water. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had an escrow account inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated the subject property was damaged by XXX. No additional damage details provided. As of the review date, the status of the repairs is unknown.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX Disaster due to XXX on XX/XX/XXXX.	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested loss mitigation assistance. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding loss mitigation review.  There was no further contact with the borrower. The account is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and requested reinstatement amount. Borrower called XX/XX/XXXX regarding trial modification; stated will send payment XX/XX/XXXX. Modification was completed XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower stated they were not receiving any additional income. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower inquired about applying for a new modification. On XX/XX/XXXX, the borrower stated they were not receiving any additional income. On XX/XX/XXXX, the borrower had a question about their foreclosure case. On XX/XX/XXXX, the borrower had a modification inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a documentation inquiry. On XX/XX/XXXX, the borrower had a foreclosure inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they were approved for XXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had a modification inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower inquired about their grace period. On XX/XX/XXXX, the borrower promised to provide new modification documents. On XX/XX/XXXX, the borrower had a modification inquiry. On XX/XX/XXXX, the borrower had account related inquiry. On XX/XX/XXXX, the borrower called in to cancel their auto-draft scheduled. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower called to discuss their account. As of the review date, the loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to verify that the payment was scheduled. On XX/XX/XXXX, the borrower called in to report damage to the property and an insurance claim. On XX/XX/XXXX, the borrower called in to see why the payment increased. On XX/XX/XXXX, the borrower called in to inquire about the documents that were requested. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX, the borrower reported that an insurance check was received for XXX damage to the property. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about payment and documents needed for loss mitigation review. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX,XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding loss mitigation review. On XX/XX/XXXX, the borrower placed a loss mitigation dispute due to modification denial. On XX/XX/XXXX, the borrower had modification questions. The dispute was resolved and the loan was modified on XX/XX/XXXX.  There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [2] Current Status - Delinquent [2] Property is located in a XXX disaster area.	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed the account and was advised of pending payment for XX/XX/XXXX. Borrower stated that they were having issues accessing the website and a password rest was performed for the borrower. Borrower also requested documentation to be resent to them. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX and advised that they are completely snowed in and cannot work on the review documents until power is back on and snow clears a little. On XX/XX/XXXX, discussed demand letter and borrower stated that they would make a payment in the next few days. On XX/XX/XXXX, the borrower stated that they would make a payment this week. On XX/XX/XXXX, the borrower discussed amount due and that the loan is due for XX months. Advised borrower of missing documentation and borrower stated that they could not locate the packet. Sent the borrower missing documentation to complete. Property was impacted by XXX disaster on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they would make a payment on XX/XX/XXXX and noted that they had flooding and the borrower was sick. On XX/XX/XXXX, the borrower noted damage and will not be able to make a payment. On XX/XX/XXXX, the borrower made a payment for XX/XX/XXXX and noted that they were in the hospital and fell behind. Discussed verbal plan with borrower. On XX/XX/XXXX, the borrower made a payment and went over repayment plan. On XX/XX/XXXX, the borrower advised that they were in an auto accident and requested the payment to be postponed until XX/XX/XXXX. There was no further contact with the borrower. loan is XX days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Unspecified damage was noted on XX/XX/XXXX. The damage could be related to the XXX the borrower mentioned on XX/XX/XXXX. No evidence of claim filed or damage resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, declared on XX/XX/XXXX. There was a damage comment on XX/XX/XXXX but no evidence of damage being tied to XXX disaster. No evidence of damage being resolved.	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding home equity loan. Borrower called XX/XX/XXXX to verify payment was received. Borrower called XX/XX/XXXX regarding payment increase. Servicer went over escrow analysis with borrower. Borrower disputed payment increase. Servicer researched escrow amounts and new payment amount is correct. Issue was resolved. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - XXX - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about the grace period. On XX/XX/XXXX, the borrower requested a payoff statement. On XX/XX/XXXX, the borrower had an escrow inquiry. On XX/XX/XXXX, the borrower had an escrow inquiry. On XX/XX/XXXX, the borrower had an escrow inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower called in to speak with the loss draft department. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments, dated XX/XX/XXXX, reflect that the subject property's XXX is being repaired. On XX/XX/XXXX, the borrower stated they were almost ready for an inspection. As of the review date, the status of the loss draft claim and the repairs is unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/22/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Authorized third party called XX/XX/XXXX to make payment on account. Authorized third party called XX/XX/XXXX regarding escrow account. Authorized third party made payment to escrow shortage and requested escrow analysis. Authorized third party called XX/XX/XXXX for escrow analysis. Borrower called XX/XX/XXXX regarding new insurance company information. Contact with Authorized third party from XX/XX/XXXX to XX/XX/XXXX was regarding new insurance policy and request for new escrow analysis. There was no contact with borrower from XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	12/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: During the review period, there were 0 contact attempts and no contact with the borrower. Loan is performing and next due for XX/XX/XXXX.	01/31/2024	12/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called to confirm payment amount and reinstatement. Borrower requested to spread escrow shortage over 24 months to reduce payment. Borrower called XX/XX/XXXX to go over tax and insurance payments. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding insurance claim check. Claim was filed for unspecified damages noted on XX/XX/XXXX. Claim funds received in the amount of $X.XX. Claim is endorse and release and funds sent to borrower on XX/XX/XXXX. Claim is closed. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding claim check. On XX/XX/XXXX borrower stated when she deposited check bank told her check had no funds available. Servicer advised to call insurance company to have check re-issued. Borrower called XX/XX/XXXX regarding fees on account. Authorized third party called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to discuss escrow account and insurance increase. Borrower called XX/XX/XXXX to give new insurance company information. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX regarding escrow shortage; requested shortage be spread over 24 months to lower payment. On XX/XX/XXXX service advised of new payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/25/2024
XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX for assistance options on account. RFD cited as marital difficulties/divorce. Borrower called XX/XX/XXXX regarding assistance application. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding modification review and documents required for review.  Modification was denied XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX for new modification review; stated daughter lives in home and will include her income on application. Contact from  XX/XX/XXXX to XX/XX/XXXX was regarding modification review and documents needed. On XX/XX/XXXX borrower stated cannot afford trial payments and declined modification. Servicer advised to look into XXX. Contact with borrower from  XX/XX/XXXX to XX/XX/XXXX was regarding loan information needed for XXX application. Loan was reinstated with XXX on XX/XX/XXXX. Borrower called XX/XX/XXXX to verify XXX funds amount and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is error in legal description noted on XX/XX/XXXX. Reformation count was added to complaint and was to be resolved at judgment. Foreclosure was closed prior to judgment entry and issue was not resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	12/19/2023
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower made a payment of $X.XX. On XX/XX/XXXX, the borrower advised of switching jobs and will make the XX/XX/XXXX and XX/XX/XXXX payments at the end of XXX. Borrower noted reason for default as excessive obligations. On XX/XX/XXXX, the borrower advised that they would make two payments on XX/XX/XXXX. Borrower was advised of payment change with the XX/XX/XXXX payment due to escrow change. Advised borrower of repayment plan. On XX/XX/XXXX, the borrower stated that the would make a payment on XX/XX/XXXX and noted reason for default as curtailment of income. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and included illness, in addition to curtailment, as reasons for default. On XX/XX/XXXX, the borrower stated that they sent in a payment. On XX/XX/XXXX, the borrower advised that they sent in a payment at the end of XXX and sent another payment recently. Loan was referred to foreclosure on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed loss mitigation application and time frame on whether it would be approved or denied. On XX/XX/XXXX, the borrower stated that they are working with the state for assistance and noted reason for default as unemployment. On XX/XX/XXXX, the borrower requested reinstatement quote with a good through date of XX/XX/XXXX and advised that they are still working with the state for assistance. On XX/XX/XXXX, the borrower inquired on pay off amount. On XX/XX/XXXX, workout was denied due to documents not being received. On XX/XX/XXXX, the borrower was advised of foreclosure and that partial payments can not be received. On XX/XX/XXXX, the borrower requested a new reinstatement quote to bring the loan current. The borrower followed up on reinstatement quote from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to confirm wire information and amount. Borrower stated that they are at the bank to wire the funds. Wire in the amount of $X.XX was received on XX/XX/XXXX and was posted as reinstatement on XX/XX/XXXX. Foreclosure was confirmed closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on payment change and was advised of escrow shortage. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and noted reason for default as curtailment of income. There was no further contact with the borrower. Loan is XX days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower.  On XX/XX/XXXX, the borrower inquired on loan modification review. Advised the borrower that documents were received and that a decision would be made by XX/XX/XXXX. On XX/XX/XXXX, borrower was ineligible for loss mitigation. On XX/XX/XXXX, the borrower inquired on loan modification. Borrower stated that they wanted to keep the property. On XX/XX/XXXX, the borrower was advised of modification denial and reasoning for denial. Cashier's check in the amount of $X.XX on XX/XX/XXXX and request was made to bill and close foreclosure. On XX/XX/XXXX, authorized third party discussed reinstatement and escrow balance and automated payment forms and billing statement were sent to them. On XX/XX/XXXX, the borrower stated that they sent XXX payment on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	11/30/2023
XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. One of the borrowers is deceased. Borrower called XX/XX/XXXX regarding billing statements. Servicer advised to contact attorney. Borrower called XX/XX/XXXX regarding fees on account and set up automatic payments. On XX/XX/XXXX and XX/XX/XXXX borrower called regarding payment. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested funds in suspense account be applied to payment. Borrower called XX/XX/XXXX to confirm payment was posted. Servicer advised account is current. Borrower called each month from XX/XX/XXXX to XX/XX/XXXX to make payments. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	12/19/2023
XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made trial modification payment for XXX trial payment. Reason for default was noted as curtailment of income. On XX/XX/XXXX, the borrower made final trial payment for modification and noted that they were working with a state assistance program. On XX/XX/XXXX, the borrower inquired on modification and was advised of final modification being sent to them today. Borrower stated that they are working with a state assistance program and wanted to wait on returning the documents until they got a decision. Advised the borrower that the modification could be rejected if it takes too long to return the documents. On XX/XX/XXXX, the borrower requested more time to decide on the modification. Borrower is still waiting on decision from state assistance. On XX/XX/XXXX, the borrower stated that they are going to continue with state assistance instead of signing the final modification. Reason for default was noted as illness of borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Loss mitigation hold ended on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed loss mitigation and letter received for loss mitigation termination. On XX/XX/XXXX, the borrower was advised that they would need to reapply for modification as prior review was terminated. Borrower stated that they are still waiting on state assistance decision. On XX/XX/XXXX, the borrower stated the they are still waiting on decision from state assistance. On XX/XX/XXXX, the borrower stated that they will be meeting with someone with state assistance tomorrow to sign documents. Reason for default was due to COVID and curtailment of income. Provided amount due to the borrower. On XX/XX/XXXX, the borrower stated that they are pending state assistance funds. On XX/XX/XXXX, the borrower inquired on status of the loan. State assistance funds were received on XX/XX/XXXX in the amount of $X.XX. Foreclosure was closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on account status and will be sending in automated payment forms. On XX/XX/XXXX, the borrower was advised of loan being next due for XX/XX/XXXX and requested pay history for last 6 months. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	12/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower on XX/XX/XXXX. Servicer called borrower on XX/XX/XXXX and advised of documents needed for modification review. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding modification review and documents needed for review. On XX/XX/XXXX borrower called and stated was approved for XXX funds. Borrower called XX/XX/XXXX regarding XXX approval. RFD cited as curtailment of income. Borrower called XX/XX/XXXX for insurance claim status. Borrower called XX/XX/XXXX and gave third party authorization for attorney. Hazard insurance claim was closed on XX/XX/XXXX; XXXX% inspection received and final draw was mailed to borrower. Borrower called XX/XX/XXXX regarding XXX payment; stated XXX was to pay escrow shortage. Borrower called XX/XX/XXXX regarding late fees on account. Borrower called XX/XX/XXXX to make payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/11/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Servicer called XX/XX/XXXX and advised of trial modification approval. Borrower called XX/XX/XXXX regarding trial plan. Servicer advised first trial payment due XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to schedule payment. Borrower called XX/XX/XXXX to confirm payment will process on XX/XX/XXXX.On XX/XX/XXXX borrower called to make payment. Borrower called XX/XX/XXXX to make payment on account. Modification was completed XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: There has been no contact with borrower and few attempts to contact borrower. Loan has been performing for the duration of the review.	01/31/2024	12/19/2023
XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party discussed trial offer and was advised that only general questions could be answered. Loan was approved for trial modification from XX/XX/XXXX to XX/XX/XXXX. First payment was made and second trial payment was mailed on XX/XX/XXXX. Trial modification plan was completed on XX/XX/XXXX. Final modification was approved on XX/XX/XXXX. Modification documents were mailed to the borrower on XX/XX/XXXX. Loan modification documents were returned on XX/XX/XXXX and modification was completed on XX/XX/XXXX. Foreclosure was closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to discuss account but was advised that they would need attorney permission. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: There has been no contact with borrower and one attempt to contact borrower. Borrower disputed credit reporting XX/XX/XXXX. Servicer reviewed transaction history and updated transaction history. Issue is resolved. Loan is performing.	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they are working with state assistance and completed the application for assistance with the prior servicer. Advised the borrower that the application would be sent over to complete in order to get funds to bring loan current. On XX/XX/XXXX, the borrower reiterated that they were working with state assistance. Authorized was received on XX/XX/XXXX for state assistance. On XX/XX/XXXX, the borrower was advised that stated assistance will pay the payments through XXX and that the loan would be due for XXX. Advised the borrower to follow-up because the payments could possibly change. On XX/XX/XXXX, the borrower stated that they are still looking for work and can not make a payment until the second week of the month. On XX/XX/XXXX, borrower advised of new claim filed for damage and requested assistance. Borrower also requested analysis after the tax disbursement. On XX/XX/XXXX, the borrower inquired on claim status for damage that occurred on XX/XX/XXXX due to wind. Borrower followed up on XX/XX/XXXX and noted claim in the amount of $X.XX. Claim was classified as monitored on XX/XX/XXXX. Claim check was received on XX/XX/XXXX in the amount the borrower noted. On XX/XX/XXXX, the borrower was advised that the attestation to repair is required to continue claim process. Attestation was received from the borrower later that day. On XX/XX/XXXX, the borrower discussed claim and advised that the working with state assistance again for assistance to the loan. Borrower also noted of still being unemployed but is working on getting training. First draw was ordered on XX/XX/XXXX in the amount of $X.XX and was mailed to the borrower on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they were not working due to medical issues and currently working with state for mortgage assistance. Borrower did not want to do a modification. On XX/XX/XXXX, the borrower advised of being sick and stated that they are still working with the state for assistance. On XX/XX/XXXX, the borrower stated that they will make a payment by XX/XX/XXXX and advised of being on a fixed income. On XX/XX/XXXX, the borrower set up a payment in the amount of $X.XX and advised of still looking for a job. Advised borrower of all workout options. On XX/XX/XXXX, the borrower set-up payment in the amount of $X.XX. The borrower noted illness with breaking bones and going through physical rehab. On XX/XX/XXXX, the borrower requested additional funds to be released. Borrower advised that they are having storms that can damage the roof further and contractor is not will to proceed with the work without additional funds. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted with a date of loss of XX/XX/XXXX. Damage was noted to the XXX. Claim was noted on XX/XX/XXXX and claim check in the amount $X.XX was received on XX/XX/XXXX. On XX/XX/XXXX, the attestation to repair the property and indemnify was received. Loss draft draw in the amount of $X.XX was mailed on XX/XX/XXXX. Additional funds were requested on XX/XX/XXXX per basis of contractor's bid that was submitted on XX/XX/XXXX. No evidence of damage being resolved.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment and discuss assistance options on account. Borrower stated there is damage to XXX, did not file claim but is waiting on XXX assistance. Borrower called XX/XX/XXXX and requested copy of billing statements. Borrower stated claim filed for damage to basement. No evidence claim funds received or damages repaired. Borrower called XX/XX/XXXX regarding credit reporting; stated bankruptcy was dismissed and account should be reporting to credit bureau. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX and requested copy of escrow statement. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damage in XXX noted on XX/XX/XXXX. No evidence claim funds received or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called regarding modification approval from prior servicer. Servicer advised approval not in file but can set up modification review. Borrower called XX/XX/XXXX for assistance options. Borrower called XX/XX/XXXX to discuss repayment plan. Servicer advised repayment plan is not option now that account is in foreclosure and discussed modification options. RFD cited as excessive obligations due to XXX damage in home. No evidence claim filed for damages or that damage is repaired. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding modification review and documents needed for review. Modification was denied XX/XX/XXXX. On XX/XX/XXXX borrower called for reinstatement amount. On XX/XX/XXXX borrower called for repayment plan options. XX month repayment plan was approved with payments from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm payment was received. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX borrower stated property had XXX damage. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/02/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated their reason for default was due to the death of their spouse. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is XX Days Delinquent with no loss mitigation plan in place.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about an insurance claim check that needed endorsement. On XX/XX/XXXX, the borrower called to make XX payments. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The account is XX days delinquent.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for unknown damage to the property. The funds were endorsed and released to the borrower on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/02/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called to make payment and discussed escrow account. Claim filed for unspecified damages, date of loss XX/XX/XXXX. Claim is non-monitored and is closed. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to discuss their insurance claim. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments reflect a loss draft claim was filed on XX/XX/XXXX. Comments, dated XX/XX/XXXX, reflects the claim was classified as monitored. The type of property damage was not provided in the comments. As of the review date, the status of the loss draft claim is unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/06/2024
XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called XX/XX/XXXX and requested reinstatement quote. RFD cited as curtailment of income. Borrower called XX/XX/XXXX to get new loan information and requested payoff on account. Borrower stated was not impacted by disaster; no property damage noted. Borrower called XX/XX/XXXX regarding escrow account. On XX/XX/XXXX borrower stated was not impacted by recent disaster. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/10/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower was transferred to loss draft for a claim check. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: Keyword for claim check was flagged on XX/XX/XXXX. No evidence of property damage noted in the collection comments provided.	01/31/2024	01/20/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower made payment and stated will bring account current by XX/XX/XXXX. Borrower declined assistance. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make XX payment on accounts. Servicer advised reinstatement is only option as account is in foreclosure. Borrower called XX/XX/XXXX to make payment. Servicer advised of amount to reinstate loan and stated must be certified funds. Borrower called XX/XX/XXXX and XX/XX/XXXX to get reinstatement quote. Borrower called XX/XX/XXXX and stated that he sent funds on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding duplicate payment. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged with Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they switched insurance carriers and was advised of information not being updated yet. On XX/XX/XXXX, the borrower cancelled automated payments. On XX/XX/XXXX, the borrower wanted to update number and advised that they are selling the property. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.  Reaffirmed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, borrower called to see if the payment was received. On XX/XX/XXXX, the borrower stated that the last payment should have been applied to XXX payment. On XX/XX/XXXX, borrower wanted to know why there was an XXX payment. Borrower stated that they had money in unapplied on XXX statement and that the payment received in XXX that should have covered the payment in XXX. Advised the borrower that the amount in unapplied was applied towards the escrow account. On XX/XX/XXXX, the borrower stated that funds were received from state in XXX and that the funds should have been applied to payments and escrow. Advised the borrower that $X.XX was applied to additional principal and that a request could be submitted to reverse the funds and combine them with the unapplied for the XXX payment. Borrower stated that that was ok to do. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/20/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on escrow analysis and was provided explanation. On XX/XX/XXXX, the borrower requested for scheduled payment to be rescheduled and advised the borrower that it could not be changed at this time or scheduled outside the grace period. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower wanted to change the payment for XX/XX/XXXX and was advised to call their bank since the system is not letting them change the date. Borrower was also advised of payment shortage. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and noted reason for default as extended problems. Borrower advised of having surgery. On XX/XX/XXXX, the borrower inquired on if lender-placed insurance paid for an insurance claim and was advised of no claim open. On XX/XX/XXXX, the borrower discussed account and was advised of account being current. On XX/XX/XXXX, the borrower request for the scheduled payment to be cancelled and advised that they will make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed last payment made and agreed to set-up a payment. On XX/XX/XXXX, the borrower was advised of reversed payment on XX/XX/XXXX and made XXX payment for XX/XX/XXXX. Reason for default was noted as curtailment of income. On XX/XX/XXXX, the borrower advised that the will call back to make XXX payment. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX for XX/XX/XXXX. Borrower noted reason for default as illness. There was no further contact with the borrower. Loan is XX days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/27/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make payments and cited extended problems as the reason for default. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XX/XX/XXXX indicate that an insurance claim was filed for unknown damage to the property. No further details were provided and there is no evidence of funds received or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/25/2024
XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed missing documents for modification review. On XX/XX/XXXX, the borrower discussed payments and was advised that partial payments could not be received. Advised the borrower that they would have to reinstate the account or complete the modification review. Advised the borrower of documents needed. On XX/XX/XXXX, the borrower inquired on other options to keep the property. Advised the borrower of no other options available. Provided the borrower the number for state assistance. Borrower also requested a reinstatement quote. Borrower noted reason for default as extended problems. On XX/XX/XXXX, the borrower discussed retention workout. On XX/XX/XXXX, application was denied and pending expiration of appeal period. Dispute was noted on XX/XX/XXXX for loss mitigation appeal.  Loss mitigation dispute was resolved and letter was sent on XX/XX/XXXX. Borrower was approved for a trial modification and notice was sent on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed modification and advised the borrower that a modification would be sent to them with new return label. Loan modification was processed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Title issue was noted for legal description error. Issue required reformation in order for the issue to be resolved. Per comment on XX/XX/XXXX foreclosure was closed and no longer working the issue. Title issue is not resolved.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed letter and check that was sent in XXX. Advised the borrower that the only document sent to them was the monthly statement and no check was sent to them. Advised the borrower that the account is non-escrowed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	02/05/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. There is open damage claim for hurricane damage noted on XX/XX/XXXX. No evidence repairs are completed. Borrower called XX/XX/XXXX and stated will bring account current by XX/XX/XXXX. Borrower called XX/XX/XXXX and made XX payments on account. Borrower called XX/XX/XXXX regarding increase in insurance premium. Borrower called XX/XX/XXXX to make payment on account. On XX/XX/XXXX and XX/XX/XXXX servicer called for payment arrangements and borrower stated will call back to make payment. On XX/XX/XXXX borrower called to make payment. On XX/XX/XXXX borrower stated will make payment on XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower declined assistance on account. On XX/XX/XXXX borrower stated will make payment online on XX/XX/XXXX. RFD cited as unemployment. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. On XX/XX/XXXX borrower scheduled post dated payment on account. On XX/XX/XXXX borrower changed prior payment to XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for XXX damages noted on XX/XX/XXXX. Borrower called and stated check was sent for endorsement. No evidence of dollar amount of claim or inspection to verify repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on workout status. Borrower stated that they have a court date tomorrow and needed to know if they were approved for assistance. Advised the borrower that the request for mortgage assistance had mismatching tax numbers. On XX/XX/XXXX, the borrower stated that they will send in bank statements by next week. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower was advised of bank statements required for review. On XX/XX/XXXX, the borrower was advised of needing one month's of bank statements that reflected the contribution deposit. Borrower stated that they are waiting on the most recent bank statement to send in. On XX/XX/XXXX, the borrower stated that they will send in the documents tomorrow. All documents were received from the borrower on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed lender-placed insurance. Probate was completed on XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they will send in proof of occupancy. On XX/XX/XXXX, the borrower discussed retention options. On XX/XX/XXXX, the borrower promised to send in documents. On XX/XX/XXXX, the borrower discussed assistance decline and how to appeal. Advised the borrower that denial letter was sent on XX/XX/XXXX. Borrower advised reason for default as extended problems. On XX/XX/XXXX, the borrower stated that they will send in an appeal letter. On XX/XX/XXXX, the borrower inquired on reinstatement quote and discussed outreach event. Foreclosure hold for loss mitigation ended on XX/XX/XXXX. On XX/XX/XXXX, the borrower wanted to accept offer and advised the borrower of XXX. On XX/XX/XXXX, the borrower was advised that the payment for modification would need to be sent as certified funds. Appeal period ended on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed letter dated XX/XX/XXXX and confirmed and verified bank wire information. On XX/XX/XXXX, the borrower discussed modification and was advised that first trial modification payment was received on XX/XX/XXXX. Borrower made second trial payment. On XX/XX/XXXX, the borrower made the third trial payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed taxes. On XX/XX/XXXX, the borrower advised that they will be calling back to make a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower was advised that final modification agreement is being prepared and discussed escrow letter. On XX/XX/XXXX, the borrower stated that they have their own insurance and requested lender-place insurance to be removed. On XX/XX/XXXX, the borrower discussed modification. On XX/XX/XXXX, the borrower stated that they will be returning the modification agreement. Borrower also discussed sending in modification from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised to resend the documents since a copy of the documents is not acceptable. Loan modification was processed on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account. On XX/XX/XXXX, the borrower discussed modification. On XX/XX/XXXX, the borrower scheduled payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account and foreclosure. Foreclosure was closed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No evidence of property damage noted. Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No evidence of property damage noted.	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and requested reinstatement quote. RFD cited as curtailment of income. Borrower called XX/XX/XXXX and stated will send payment to reinstate loan on XX/XX/XXXX. Authorized third party called from XX/XX/XXXX to XX/XX/XXXX to confirm payment wire was received. Payment was misapplied and issue is resolved; payment posted to account. Authorized third party called XX/XX/XXXX to go over recent XX payments. Authorized third party called XX/XX/XXXX for modification status. Authorized third party called XX/XX/XXXX regarding final modification agreement. Authorized third party called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy [2] Property is located in a XXX disaster area.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower requested a verification of mortgage. There was no further contact noted. The loan is current and in Active Bankruptcy.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: The subject property is located in an area declared a XXX Disaster (XXX), on XX/XX/XXXX, due to XXX. There is no evidence of property damage.	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated they were looking for a new insurance carrier. On XX/XX/XXXX, the borrower stated they had a new insurance carrier. On XX/XX/XXXX, the borrower gave authorization to a 3rd party. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to discuss retention options. On XX/XX/XXXX and XX/XX/XXXX, the borrower called in to report an insurance claim for unknown damage to the property. On XX/XX/XXXX, the borrower cited curtailment of income and asked for the payment mailing address. On XX/XX/XXXX, the borrower returned a call about payment. On XX/XX/XXXX, the borrower called in to make a payment. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called in to report an insurance claim for unknown damage to the property on XX/XX/XXXX and XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they wanted a repayment plan and made a payment in the amount of $X.XX Borrower stated that they are getting social security income. On XX/XX/XXXX, the borrower stated that they does not get their social security until the XXX of the month and will not be able to make a payment on the plan due date. On XX/XX/XXXX, the borrower stated that they will bot be able to do a verbal plan and made a payment in the amount of $X.XX for XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed account and noted reason for default as illness of family member. On XX/XX/XXXX, the borrower advised of spouse being in the hospital and does not have the income to make the payment. Borrower stated that they would make a payment next XXX. On XX/XX/XXXX, the borrower advised of continued medical issues that have created a hardship on the family. Borrower was advised of workout options but could not make a decision at the time. Borrower stated that their situation right now is sporadic and may lose income. On XX/XX/XXXX, the borrower noted that the spouse is in a nursing home. On XX/XX/XXXX, the borrower advised that they would try to bring the account current on their own but did request the numbers for external assistance. On XX/XX/XXXX, the borrower discussed insurance and made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower was advised of escrow shortage and borrower was aware of it. Borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower advised that they will make XXX payment next week. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and will call back to make escrow payment. On XX/XX/XXXX, the borrower advised that they would make a payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that they received a claim check for damage that was done to the XXX. Borrower was transferred to loss draft department. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made an escrow payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. The borrower inquired on payment change and mortgage insurance. On XX/XX/XXXX, the borrower made an escrow payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XXX damage was noted on XX/XX/XXXX. Borrower noted on XX/XX/XXXX that they have received a claim check for the damage. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, as declared on XX/XX/XXXX. Possible evidence of damage from the disaster since there was XXX damage noted on XX/XX/XXXX. No evidence of damage being resolved.	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding payment increase. Servicer went over escrow shortage and new payment amount. On XX/XX/XXXX borrower called to discuss account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/11/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX for reinstatement amount. Borrower called XX/XX/XXXX for assistance options. Borrower also stated trying to find new contractor for XXX. There is open hazard claim for XXX damage. Borrower called XX/XX/XXXX regarding claim funds. Borrower called XX/XX/XXXX regarding documents needed for modification. Borrower called XX/XX/XXXX and stated will send income documents. Borrower called XX/XX/XXXX regarding hazard claim and stated will be reinstating account by XX/XX/XXXX. No evidence repairs completed or claim closed.  RFD cited as curtailment of income. Borrower called XX/XX/XXXX and stated new reinstatement quote is $X.XX higher that previous one and requested partial reinstatement. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding insurance on account. Borrower called XX/XX/XXXX to confirm reinstatement was received. Property was in XXX disaster area for XXX on XX/XX/XXXX, no evidence of damage from this event. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Claim filed for XXX damage to XXX noted XX/XX/XXXX. Borrower stated prior contractor went out of business and waiting to find new contractor. On XX/XX/XXXX borrower stated contractor will not start work without funds up front. No evidence repairs are completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/25/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed account and was advised of next payment due date and that the insurance went up. Reason for default was noted as curtailment of income. On XX/XX/XXXX, the borrower discussed claim check and was provided contact information for the loss draft department. On XX/XX/XXXX, the borrower requested payoff quote, which was later e-mailed to them on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on XXX payment and was advised that it will be drafted through automated clearing house. On XX/XX/XXXX, the borrower inquired on payment and was advised of automated clearing house. On XX/XX/XXXX, the borrower advised of new insurance company. On XX/XX/XXXX, the borrower discussed account details. On XX/XX/XXXX, the borrower discussed automated clearing house and was transferred to insurance department for further assistance. On XX/XX/XXXX, the borrow was advised that payment is set-up for XX/XX/XXXX and reviewed insurance information with the borrower. On XX/XX/XXXX, the borrower wanted to cancel payment that was set-up for today and was advised that it could not be cancelled due to being scheduled for today. On XX/XX/XXXX, the borrower cancelled automated payments. On XX/XX/XXXX, the borrower discussed payments and made a payment in the amount of $X.XX. Borrower noted reason for default as extended problems. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower noted that they did not need mortgage assistance and made a payment for $X.XX. On XX/XX/XXXX, the borrower discussed balance and how to make a payment towards principal. Borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on if taxes were paid and was advised of tax payment being made. On XX/XX/XXXX, the borrower inquired on 1098 form and was advised that they would have it by XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: On XX/XX/XXXX, there was a keyword hit for insurance claim check. There was no evidence of property damage located in the collection comments provided.	01/31/2024	01/22/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in for missing documentation required for loss mitigation review. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding loss mitigation review. On XX/XX/XXXX, XXX program was received to reinstate the loan. The borrower called in about the loan modification review on XX/XX/XXXX. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/20/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX for assistance options on account. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Payment was returned NSF on XX/XX/XXXX. Deferral was completed XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm payment amount. Borrower stated hazard claim is in process. No evidence of claim filed. Borrower called XX/XX/XXXX and stated will make payment on XX/XX/XXXX.There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages noted on XX/XX/XXXX. Borrower stated claim is in process. No evidence claim funds received or damages repaired.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no borrower contact. Prior to first borrower contact in review period, loan was in foreclosure with hold due to modification pending. On XX/XX/XXXX, the borrower discussed modification agreement and was advised of missing pages. Borrower stated that they will resend the documents. Loan modification agreement was received on XX/XX/XXXX but was unable to accept since the modification was a copy and need the original wet ink agreement. On XX/XX/XXXX, the borrower discussed modification and account. Loan modification was executed and processed on XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed modification and account. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Foreclosure was dismissed and closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower set-up automated payments. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Prior claim filed with funds in restricted escrow in the amount of $X.XX. No evidence claim funds released or repairs completed. Borrower called XX/XX/XXXX to confirm payment was received. Borrower called XX/XX/XXXX to make payment on account. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Claim filed for unspecified damages noted on XX/XX/XXXX. Servicer noted there are claim funds in the amount of $X.XX in restricted escrow account. No evidence claim funds were released to borrower or repairs completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/29/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, thew borrower inquired about Deed In Lieu programs. On XX/XX/XXXX, the borrower stated they were back to work. On XX/XX/XXXX, the borrower had a loss mitigation related inquiry. On XX/XX/XXXX, the borrower stated they would no longer apply for loss mitigation assistance. On XX/XX/XXXX, the borrower had an inquiry about their foreclosure case. On XX/XX/XXXX, the borrower inquired about the loan’s reinstatement amount. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had a loss mitigation inquiry. On XX/XX/XXXX, the borrower had a wiring instructions inquiry. On XX/XX/XXXX, the borrower stated they’d wired a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated they’d applied for XXX. On XX/XX/XXXX, the borrower had an account related inquiry. As of the review date, the loan is current with an active HHF program in place.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/31/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to speak with a supervisor about a call that they received from a law firm stating that they have equity in the home and are ignoring a lawsuit. The borrower believes this to be fraud but wanted to make sure with the servicer. The borrower called in to make a payment on XX/XX/XXXX. The borrower requested a payoff statement on XX/XX/XXXX. There was no further contact with the borrower. The account has been current throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	01/31/2024	01/30/2024
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and was provided tracking for claim check. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: Comment on XX/XX/XXXX flagged a keyword hit for claim check but no evidence of property damage was noted.	01/31/2024	01/26/2024
XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower was advised of loan being current. Loan was reinstated on XX/XX/XXXX and foreclosure was stopped. On XX/XX/XXXX, the borrower called in to change bank account information and requested assistance with setting up automated payments. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, declared on XX/XX/XXXX. No evidence of property damage noted. Property was also impacted by XXX disaster XXX, XXX, declared on XX/XX/XXXX. No evidence of property damage noted.	01/31/2024	01/20/2024